Note 8 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2016	December 31, 2017
Lubricants	542	574
Consumable stores	41	71
Total	583	645